Average Annual Total Returns{- Templeton Developing Markets VIP Fund} - FTVIP Class 4-59 - Templeton Developing Markets VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 10 years		MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.49%	7.08%	3.59%	18.44%	[1]	5.61%	[1]	3.68%	[1]	18.88%	6.01%	4.04%

[1]

1. The MSCI Emerging Markets Index NR is replacing the MSCI Emerging Markets Index as the Fund’s benchmark because the investment manager believes the MSCI Emerging Markets Index-NR provides a more consistent basis for comparison relative to the Fund's peers.